Warrants (Details 1)	6 Months Ended
May 31, 2018 shares
Outstanding, Beginning	7,140,464
Issued	4,858,334
Expired	(1,491,742)
Outstanding, Ending	10,507,056
March 2013 Warrants [Member]
Outstanding, Beginning	1,491,742
Issued	0
Expired	(1,491,742)
Outstanding, Ending	0
July 2013 Warrants [Member]
Outstanding, Beginning	870,000
Issued	0
Expired	0
Outstanding, Ending	870,000
June 2016 Warrants [Member]
Outstanding, Beginning	2,778,722
Issued	0
Expired	0
Outstanding, Ending	2,778,722
October 2017 Warrants [Member]
Outstanding, Beginning	1,818,182
Issued	0
Expired	0
Outstanding, Ending	1,818,182
October 2017 Placement Agent Warrants [Member]
Outstanding, Beginning	181,818
Issued	0
Expired	0
Outstanding, Ending	181,818
March 2018 Warrants [Member]
Outstanding, Beginning	0
Issued	4,416,667
Expired	0
Outstanding, Ending	4,416,667
March 2018 Placement Agent Warrants [Member]
Outstanding, Beginning	0
Issued	441,667
Expired	0
Outstanding, Ending	441,667